INVESTMENTS IN SUBSIDIARIES - Information about significant subsidiaries (Details) - shares			12 Months Ended
	Feb. 02, 2026	Jan. 29, 2026	Dec. 31, 2025	Dec. 31, 2024
Share based payment transactions
Investments in subsidiaries
Common shares sold (in shares)	14,375,000
VEON Amsterdam B.V.
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
VEON Holdings B.V.
Investments in subsidiaries
Equity interest held by the Group			89.60%	100.00%
VEON MidCo B.V.
Investments in subsidiaries
Equity interest held by the Group			100.00%	0.00%
VEON Intermediate Holdings B.V.
Investments in subsidiaries
Equity interest held by the Group			100.00%	0.00%
JSC “Kyivstar”
Investments in subsidiaries
Equity interest held by the Group			89.60%	100.00%
Kyivstar Group Ltd.
Investments in subsidiaries
Equity interest held by the Group			89.60%	0.00%
Kyivstar Group Ltd. | Share based payment transactions
Investments in subsidiaries
Equity interest held by the Group	83.60%	89.60%
LLP “KaR-Tel”
Investments in subsidiaries
Equity interest held by the Group			75.00%	75.00%
LLC “Unitel”
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
VEON Finance Ireland Designated Activity Company
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
LLC “Sky Mobile”
Investments in subsidiaries
Equity interest held by the Group			0.00%	50.10%
VEON Luxembourg Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
VEON Luxembourg Finance Holdings S.à r.l.
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
VEON Luxembourg Finance S.A.
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
Global Telecom Holding S.A.E
Investments in subsidiaries
Equity interest held by the Group			99.60%	99.60%
Pakistan Mobile Communications Limited
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
Banglalink Digital Communications Limited
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%
VEON Group Holding Company Limited
Investments in subsidiaries
Equity interest held by the Group			100.00%	100.00%